Consolidated Statements of Cash Flow - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
CASH PROVIDED BY (USED IN): OPERATING ACTIVITIES
Net loss for the period		$ (30,077)		$ (19,563)
Items not affecting cash and cash equivalents:
Depletion, depreciation, amortization and accretion		8,585		9,135
Impairment expense (reversal) (note 13)		6,086		(331)
Stock-based compensation (note 21)		1,835		1,299
Recognition of deferred revenue (note 14)		(4,239)		(4,443)
Losses on reclamation obligation revisions (note 16)		369		71
Gain on extinguishment of toll milling liability (note 17, 23)		0		(899)
Loss on divestiture of Africa Mining Division (note 6)		0		109
Losses (gains) on property, plant and equipment disposals (note 23)		135		(27)
Losses (gains) on investments (note 23)		5,411		(2,417)
Equity loss of associate (note 11)		472		1,015
Dilution gain of associate (note 11)		(749)		(309)
Non-cash inventory adjustments and other		56		172
Deferred income tax recovery (note 18)		(8,294)		(5,166)
Foreign exchange losses (note 23)		1		853
Deferred revenue cash receipts (note 14)		0		39,980
Post-employment benefits (note 15)		(142)		(168)
Reclamation obligations (note 16)		(755)		(981)
Change in non-cash working capital items (note 23)		355		(1,455)
Net cash provided by (used in) operating activities		(20,951)		16,875
CASH PROVIDED BY (USED IN): INVESTING ACTIVITIES
Divestiture of asset group, net of cash and cash equivalents divested: Africa Mining Division (note 6)		0		(109)
Increase in loans receivable (note 8)		(250)		0
Sale of investments (note 10)		37,500		2,500
Purchase of investments (note 10)		0		(40,200)
Expenditures on property, plant and equipment (note 13)		(1,567)		(1,086)
Proceeds on sale of property, plant and equipment		361		248
Increase in restricted cash and investments		(71)		(9,077)
Net cash provided by (used in) investing activities		35,973		(47,724)
CASH PROVIDED BY (USED IN): FINANCING ACTIVITIES
Repayment of debt obligations (note 17)		0		(370)
Issuance of common shares for: New share issues-net of issue costs (note 19)		4,549		18,871
Issuance of common shares for: Share options exercised (note 19)		0		90
Net cash provided by financing activities		4,549		18,591
Increase (decrease) in cash and cash equivalents		19,571		(12,258)
Cash and cash equivalents, beginning of period		3,636	[1]	15,894
Cash and cash equivalents, end of period	[1]	$ 23,207		$ 3,636

[1]	Category B=Financial assets at amortized cost.